Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties (Abstract)
Balances and Transactions with Related Parties (Table Text Block)

Consolidated Balance Sheets	As of December 31, 2012	As of December 31, 2011

Liabilities:
Manager - payments on behalf of the Partnership (a)	$15,957	$8,138
Management fee payable to CSM (b)	1,490	2,434

Due to related parties	$17,447	$10,572

Deferred revenue - current (f)	4,637	4,225

Total liabilities	$22,084	$14,797

Related Party Transactions Disclosure (Table Text Block)

	For the year ended December 31,
Consolidated Statements of Comprehensive (Loss) / Income	2012	2011	2010
Revenues (c)	$69,938	$31,799	$11,030
Voyage expenses	554	165	—
Vessel operating expenses	23,634	30,516	30,261
General and administrative expenses (d)	3,092	1,630	1,103
Interest expense and finance cost (e)	—	—	210

Charter Agreements (Table Text Block)

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	03/2010	03/2011	$12.0 ($11.9)
M/T Agisilaos	0.42 TC	03/2011	08/2011	$13.0 ($12.8)
M/T Agisilaos	1 TC	08/2011	09/2012	$13.5 ($13.3)
M/T Agisilaos	1 TC	09/2012	08/2013	$13.5 ($13.3)
M/T Axios	1 TC	02/2010	03/2011	$12.8 ($12.6)
M/T Axios	1 TC	06/2012	05/2013	$14.0 ($13.8)
M/T Arionas	1 TC	10/2010	10/2011	$12.0 ($11.9)
M/T Arionas	1 TC	10/2011	11/2012	$13.8 ($13.6)
M/T Arionas	1 TC	11/2012	10/2013	$13.8 ($13.6)
M/T Alkiviadis	2 TC	06/2010	06/2012	$13.0 ($12.8)
M/T Alkiviadis	1 TC	07/2012	06/2013	$13.4 ($13.2)
M/T Amore Mio II	1 TC	01/2011	12/2011	$25.3 ($25.0)
M/T Amore Mio II	0.9 to 1.2TC	12/2011	03/2012	$18.25 ($18.0)
M/T Avax	1 TC	05/2011	05/2012	$14.0 ($13.8)
M/T Avax	1 TC	05/2012	04/2013	$14.0 ($13.8)
M/T Akeraios	1 TC	07/2011	07/2012	$14.0 ($13.8)
M/T Akeraios	1 TC	07/2012	06/2013	$14.0 ($13.8)
M/T Apostolos	1 TC	09/2012	08/2013	$14.0 ($13.8)
M/T Miltiadis M II	1 TC	03/2012	09/2012	$18.3 ($18.0)
M/T Alexander the Great(1)	1TC	11/2011	12/2012	$28.0 ($27.7)
M/T Amoureux	1+1+1 TC	10/2011	11/2013	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Aias	1+1+1 TC	11/2011	11/2013	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Achilleas (1)	1TC	01/2012	12/2012	$28.0 ($27.7)